UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a)

B.A.D. ETF

SEMI-ANNUAL REPORT

May 31, 2023
(Unaudited)

B.A.D. ETF

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedule of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information	15
Review of Liquidity Risk Management Program	16

B.A.D. ETF

Shareholder Expense Example

(Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (December 1, 2022 to May 31, 2023).

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Annualized Expense Ratios	Expenses Paid During the Period(1)
B.A.D. ETF
Actual	$ 1,000.00	$ 914.10	0.75%	$3.58
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1021.19	0.75%	$3.78

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the six-month period).

B.A.D. ETF

Schedule of Investments

May 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.8%
Beverages-Wine/Spirits — 12.5%
Brown-Forman Corp. - Class B	3,826	$236,332
Cia Cervecerias Unidas SA - ADR (b)	14,888	221,831
Diageo PLC - ADR (b)	1,402	235,564
MGP Ingredients, Inc.	2,498	237,460
The Duckhorn Portfolio, Inc. (a)	15,212	198,212
		1,129,399
Brewery — 13.9%
Ambev SA - ADR (b)	90,984	253,845
Anheuser-Busch InBev SA/NV - ADR (b)	3,952	211,037
Constellation Brands, Inc. - Class A	1,103	267,996
Molson Coors Beverage Co. - Class B	4,492	277,830
The Boston Beer Co., Inc. - Class A (a)	735	248,063
		1,258,771
Casino Hotels — 9.5%
Boyd Gaming Corp.	2,898	184,690
Las Vegas Sands Corp. (a)	3,225	177,794
Melco Resorts & Entertainment, Ltd. - ADR (a)(b)	14,524	160,490
MGM Resorts International	4,221	165,843
Wynn Resorts, Ltd.	1,661	163,941
		852,758
Casino Services — 5.2%
Caesars Entertainment, Inc. (a)	3,695	151,532
Everi Holdings, Inc. (a)	10,189	141,627
Light & Wonder, Inc. (a)	3,074	179,184
		472,343
Consumer Products-Misc — 2.4%
Cronos Group, Inc. (a)(b)	121,621	212,837

Gambling (Non-Hotel) — 9.3%
Bally’s Corp. (a)	9,458	128,534
Golden Entertainment, Inc. (a)	4,339	182,845
International Game Technology PLC (b)	7,409	181,743
Monarch Casino & Resort, Inc.	2,470	160,278
Red Rock Resorts, Inc. - Class A	4,151	189,244
		842,644
Internet Gambling — 4.6%
DraftKings, Inc. - Class A (a)	9,725	226,982
Sportradar Holding AG - Class A (a)(b)	15,216	183,505
		410,487
Medical-Biomedical/Genetics — 15.6%
Amgen, Inc.	622	137,244
BeiGene, Ltd. - ADR (a)(b)	645	142,500
Biogen, Inc. (a)	542	160,654
BioNTech SE - ADR (b)	1,103	115,903
Gilead Sciences, Inc.	1,800	138,492
Horizon Therapeutics PLC (a)(b)	1,280	128,038
Moderna, Inc. (a)	1,024	130,775
Regeneron Pharmaceuticals, Inc. (a)	189	139,021
Seagen, Inc. (a)	809	158,321
Vertex Pharmaceuticals, Inc. (a)	489	158,226
		1,409,174
Medical-Drugs — 22.8%
AbbVie, Inc.	953	131,476
AstraZeneca PLC - ADR (b)	2,197	160,557
Bristol-Myers Squibb Co.	2,113	136,162
Canopy Growth Corp. (a)(b)	111,913	93,447
Eli Lilly & Co.	444	190,680
GSK PLC - ADR (b)	4,194	140,918
Johnson & Johnson	929	144,051
Merck & Co, Inc.	1,317	145,410
Novartis AG - ADR (b)	1,755	168,919
Novo Nordisk A/S - ADR (b)	996	159,818
Pfizer, Inc.	3,569	135,693
Sanofi - ADR (b)	2,985	152,295
Takeda Pharmaceutical Co., Ltd. - ADR (a)(b)	8,777	139,028
Tilray Brands, Inc. (a)	94,219	157,346
		2,055,800

The accompanying notes are an integral part of the financial statements.

B.A.D. ETF

Schedule of Investments

May 31, 2023 (Unaudited) (Continued)

	Shares	Value
Racetracks — 4.0%
Churchill Downs, Inc.	1,510	$205,088
Penn National Gaming, Inc. (a)	6,239	156,225
		361,313
TOTAL COMMON STOCKS (Cost $10,339,250)		9,005,526

SHORT-TERM INVESTMENTS — 0.0% (d)
Money Market Fund — 0.0% (d)
First American Government Obligations Fund - Class X, 4.97% (c)	7,164	7,164
TOTAL SHORT-TERM INVESTMENTS (Cost $7,164)		7,164

TOTAL INVESTMENTS (Cost $10,346,414) — 99.8%		9,012,690
Other assets and liabilities, net — 0.2%		14,488
NET ASSETS — 100.0%		$9,027,178

Percentages are stated as a percent of net assets

ADR American Depositary Receipt

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)	The rate shown is the seven-day yield at period end.

(d)	Amount is less than 0.05%.

The accompanying notes are an integral part of the financial statements.

B.A.D. ETF

Statement of Assets and Liabilities

May 31, 2023 (Unaudited)

Assets
Investments, at value (cost $10,346,414)	$9,012,690
Receivable for Fund shares sold	243,978
Dividends and interest receivable	16,879
Total Assets	9,273,547

Liabilities
Payable for investment securities purchased	240,655
Payable to Adviser	5,714
Total liabilities	246,369
Net Assets	$9,027,178

Net Assets Consists of:
Paid-in capital	$10,828,151
Total accumulated earnings (accumulated losses)	(1,800,973)
Net Assets	$9,027,178

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	740,000
Net Asset Value, redemption price and offering price per share	$12.20

The accompanying notes are an integral part of the financial statements.

B.A.D. ETF

Statement of Operations

For the Six Months Ended May 31, 2023 (Unaudited)

Investment Income
Dividend income (Net of withholding tax and issuance fees of $7,002)	$75,424
Interest income	348
Total investment income	75,772

Expenses
Investment advisory fees	33,815
Total expenses	33,815
Net investment income	41,957

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(106,937)
Net change in unrealized appreciation/depreciation on investments	(758,045)
Net realized and unrealized loss on investments	(864,982)

Net decrease in net assets from operations	$(823,025)

The accompanying notes are an integral part of the financial statements.

B.A.D. ETF

Statements of Changes in Net Assets

	Six Months Ended May 31, 2023 (Unaudited)	Period Ended November 30, 2022(1)
From Operations
Net investment income	$41,957	$31,136
Net realized loss on investments	(106,937)	(302,799)
Net change in net unrealized appreciation/depreciation on investments	(758,045)	(575,679)
Net decrease in net assets resulting from operations	(823,025)	(847,342)

From Distributions
Distributable earnings	(58,921)	—
Total distributions	(58,921)	—

From Capital Share Transactions
Proceeds from shares sold	2,574,908	10,774,160
Cost of shares redeemed	(1,804,534)	(788,068)
Net increase in net assets resulting from capital share transactions	770,374	9,986,092

Total Increase (Decrease) in Net Assets	(111,572)	9,138,750

Net Assets
Beginning of period	9,138,750	—
End of period	$9,027,178	$9,138,750

Changes in Shares Outstanding
Shares outstanding, beginning of period	680,000	—
Shares sold	200,000	740,000
Shares redeemed	(140,000)	(60,000)
Shares outstanding, end of period	740,000	680,000

(1)	The Fund commenced operations on December 22, 2021.

The accompanying notes are an integral part of the financial statements.

B.A.D. ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended May 31, 2023 (Unaudited)	Period Ended November 30, 2022(1)
Net Asset Value, Beginning of Period	$13.44	$15.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.06	0.05
Net realized and unrealized gain (loss)	(1.22)	(1.61)
Total from investment operations	(1.16)	(1.56)

Less distributions paid:
From net investment income	(0.08)	—
Total distributions paid	(0.08)	—

Net Asset Value, End of Period	$12.20	$13.44

Total return, at NAV(3)(5)	-8.59%	-10.43%
Total return, at Market(4)(5)	-8.49%	-10.52%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$9,027	$9,139

Ratio of expenses to average net assets(6)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(6)	0.93%	0.41%
Portfolio turnover rate (5)(7)	14%	23%

(1)	The Fund commenced operations on December 22, 2021.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

B.A.D. ETF

Notes to Financial Statements

May 31, 2023 (Unaudited)

1.	ORGANIZATION

B.A.D. ETF (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks to provide investment results that, before fees and expenses, correspond generally to the EQM BAD Index (the “Index”). The Index is a rules-based index that seeks to provide exposure to a portfolio of betting or gambling companies, alcohol companies and Canadian cannabis companies, and/or pharmaceutical companies.

Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Thematic Investments, LLC (“Thematic” or the “Adviser”), the Fund’s Investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

B.A.D. ETF

Notes to Financial Statements

May 31, 2023 (Unaudited) (Continued)

An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at May 31, 2023, are as follows:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$9,005,526	$—	$—	$9,005,526
Money Market Funds	7,164	—	—	7,164
Total Investments - Assets	$9,012,690	$—	$—	$9,012,690

*	See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

B.A.D. ETF

Notes to Financial Statements

May 31, 2023 (Unaudited) (Continued)

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, annually, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Fund recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2022. At November 30, 2022, the Fund’s most recent fiscal period end, the tax periods since the commencement of operation are open to examination in the Fund’s major tax jurisdictions.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Thematic, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Thematic has agreed to pay all expenses of the Fund except the fee paid to Thematic under the Advisory Agreement, interest

B.A.D. ETF

Notes to Financial Statements

May 31, 2023 (Unaudited) (Continued)

charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Toroso Investments, LLC (the “Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund, and subject to a minimum annual fee as follows:

Minimum Annual Fee	Asset-Based Fee
$30,000	3.5 bps (0.035%) on the first $500 million 3.25 bps (0.0325%) on the next $500 million 3 bps (0.03%) on the balance over $1 billion

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

B.A.D. ETF

Notes to Financial Statements

May 31, 2023 (Unaudited) (Continued)

Creation Unit Transaction Fee

Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

Six Months Ended May 31, 2023
Ordinary Income(1)	Long Term Capital Gain
$ 58,921	$ —

(1)	Ordinary income includes short-term capital gains.

There were no distributions paid for the fiscal period ended November 30, 2022.

At November 30, 2022, the Fund’s most recent fiscal period end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Fund were as follows:

Federal Tax Cost of Investments	$9,805,308
Gross Tax Unrealized Appreciation	$766,309
Gross Tax Unrealized Depreciation	(1,441,508)
Net Tax Unrealized Appreciation (Depreciation)	(675,199)
Undistributed Ordinary Income	47,645
Other Accumulated Gain (Loss)	(291,473)
Total Distributable Earnings / (Accumulated Losses)	$(919,027)

B.A.D. ETF

Notes to Financial Statements

May 31, 2023 (Unaudited) (Continued)

The primary reason for the difference between the book and tax cost of investments tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. The Funds did not defer any late year losses for the most recent fiscal period ended November 30, 2022. At November 30, 2022, the Fund’s most recent fiscal period end, the Fund had short term capital losses in the amount of $291,473, which will carried forward indefinitely to offset future realized capital gains.

6.	INVESTMENT TRANSACTIONS

During the six months ended May 31, 2023, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
B.A.D. ETF	$408,674	$(4,919)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended May 31, 2023, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
B.A.D. ETF	$1,281,210	$1,277,363	$2,540,686	$1,794,833

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks’’.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. On May 31, 2023, Prime Capital Investment Advisors as a beneficial shareholder, owned approximately 74% of the outstanding shares of the Fund.

9.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to May 31, 2023, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

B.A.D. ETF

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Fund’s website at https://badinvestmentco.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at https://badinvestmentco.com

B.A.D. ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Thematic Investments, LLC
6201 College Boulevard, 7th Floor
Overland Park, KS 66211

Investment Sub-Adviser:

Toroso Investments, LLC
898 North Broadway,
Suite 2,
Massapequa, NY, 11758

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Fund.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/3/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/3/2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	8/3/2023

* Print the name and title of each signing officer under his or her signature.